MFS Total Return Portfolio Investment Objectives and Goals - MFS Total Return Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Total Return Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Favorable total return through investment in a diversified portfolio.